Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income (loss)	$ 996	$ 3,499	$ (2,058)
Items that may be reclassified to net income:
Foreign currency translation	(505)	(277)	737
Cash flow hedges	49	95	116
Equity accounted investments	128	54	(58)
Items that will not be reclassified to net income:
Securities - fair value through other comprehensive income (“FVTOCI”)	(26)	(33)	17
Share of revaluation surplus on equity accounted investments	113	354	(206)
Remeasurement of defined benefit obligations	1	0	(1)
Revaluation surplus	655	811	(191)
Total other comprehensive income	415	1,004	414
Total comprehensive income (loss)	1,411	4,503	(1,644)
Limited partners
Net (loss) income	(47)	530	(1,098)
Other comprehensive income	8	116	211
Comprehensive income attributable to Limited partners	(39)	646	(887)
General partner
Net income (loss)	0	0	0
Other comprehensive income (loss)	0	0	0
Comprehensive income attributable to General Partners	0	0	0
Redeemable/exchangeable and special limited partnership units
Net (loss) income	(85)	716	(1,119)
Other comprehensive income	14	200	215
Comprehensive income attributable to Redeemable/exchangeable and special limited partnership units	(71)	916	(904)
Limited partnership units of Brookfield Office Properties Exchange LP
Net income (loss)	0	2	(7)
Other comprehensive income	0	0	1
Comprehensive income (loss) attributable to Limited partnership units of Brookfield Office Properties Exchange LP	0	2	(6)
FV LTIP units of the Operating Partnership
FV LTIP units of the Operating Partnership	0	3	(4)
Other comprehensive income	0	1	1
Comprehensive income attributable to FV LTIP units of the Operating Partnership	0	4	(3)
Class A shares of Brookfield Properties Retail Holding LLC
Net income (loss)	0	25	(130)
Other comprehensive income	0	1	25
Comprehensive income attributable to interest in Brookfield Property REIT Inc.	0	26	(105)
Interests of others in operating subsidiaries and properties
Net income	1,128	2,223	300
Other comprehensive income (loss)	393	686	(39)
Comprehensive income attributable to Interests of others in operating subsidiaries and properties	1,521	2,909	261
Total comprehensive income (loss)	$ 1,411	$ 4,503	$ (1,644)